Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Profit for the year	$ 27,251	$ 23,565	$ 25,542
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for bonds at fair value through other comprehensive income	11,481	4,209	(2,706)
Currency translation differences	(16)	(38)	(26)
Changes in allowance for expected credit losses transferred to income statement	135	(23)	30
Other comprehensive income which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for equities at fair value through other comprehensive income	(71)	(866)	(3,898)
Realized gain on sale of equities at fair value through other comprehensive income	2,341
Other comprehensive income (loss) for the year	13,870	3,282	(6,600)
Total comprehensive income for the year	$ 41,121	$ 26,847	$ 18,942